Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2025	2024
Scientific equipment	$5,537	$5,537
Office equipment	49,835	49,835
Computer equipment	22,032	22,032
	77,404	77,404
Accumulated depreciation	(68,179)	(63,545)
Property and equipment, net	$9,225	$13,859

Depreciation expense was $4,634 and $6,300 for the years ended December 31, 2025 and 2024, respectively. These amounts are included in operating expenses in the accompanying statements of operations.